Commitments and Contingencies (Details) - PPP Loan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Apr. 25, 2022	Mar. 31, 2022	May 04, 2020	Apr. 25, 2020
Commitments and Contingencies (Details) [Line Items]
Debt Instrument, Face Amount		$ 460,000		$ 460,000	$ 460,000
Notes Payable	$ 460,406		$ 460,406
Debt Instrument, Decrease, Forgiveness	$ 25,000
Debt Instrument, Term	60 months